Reinhart Genesis PMV Fund
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 95.9%	Shares	Value
Communication Services - 1.7%
Madison Square Garden Sports Corp. (a)	32,200	$ 12,388,306

Consumer Discretionary - 16.3%
Dorman Products (a)	124,000	15,977,400
frontdoor (a)	252,065	20,384,497
Grand Canyon Education (a)	190,400	28,203,952
Installed Building Products, Inc.	62,000	15,055,460
OneSpaWorld Holdings Ltd.	595,000	14,773,850
YETI Holdings, Inc. (a)	600,690	24,658,324
		119,053,483

Energy - 2.0%
Oceaneering International, Inc. (a)	286,000	14,803,360

Financials - 23.2%
Assured Guaranty	200,600	14,984,820
Euronet Worldwide (a)	300,000	20,853,000
First American Financial	258,000	19,071,360
First Citizens BancShares - Class A	14,030	30,366,532
First Hawaiian	338,490	8,668,729
Independent Bank Corp.	114,000	9,254,520
International Bancshares	118,020	8,280,283
Skyward Specialty Insurance Group, Inc. (a)	510,000	29,279,100
White Mountains Insurance Group	7,300	15,344,673
Wintrust Financial	86,187	12,959,078
		169,062,095

Health Care - 6.0%
Encompass Health	67,920	8,164,663
ICU Medical, Inc. (a)	60,000	10,377,000
Lantheus Holdings (a)	250,000	25,240,000
		43,781,663

Industrials - 28.5% (b)
Cadre Holdings, Inc.	404,000	11,982,640
Centuri Holdings, Inc. (a)	551,000	11,245,910
Hillman Solutions (a)	1,583,235	12,190,909
Insperity	588,830	31,414,081
Landstar System, Inc.	67,000	12,102,210
MAXIMUS	355,000	20,508,350
Modine Manufacturing (a)	153,445	27,379,191
Paycom Software, Inc.	198,000	47,341,800
U-Haul Holding Co.	311,187	18,568,528
V2X, Inc. (a)	198,648	15,327,680
		208,061,299

Information Technology - 15.5%
ACI Worldwide (a)	240,000	12,787,200
Axcelis Technologies, Inc. (a)	192,845	22,240,814
FormFactor (a)	118,000	11,871,980
InterDigital, Inc.	79,000	26,467,370

Silicon Motion Technology - ADR	162,000		39,988,080
			113,355,444

Real Estate - 2.7%
Americold Realty Trust - REIT	570,000		8,521,500
Ryman Hospitality Properties - REIT	87,440		11,083,895
			19,605,395
TOTAL COMMON STOCKS (Cost $508,780,120)			700,111,045

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.2%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (c)	30,969,879		30,969,879
TOTAL MONEY MARKET FUNDS (Cost $30,969,879)			30,969,879

TOTAL INVESTMENTS - 100.1% (Cost $539,749,999)			731,080,924
Liabilities in Excess of Other Assets - (0.1)%		(0.00054)	(393,870)
TOTAL NET ASSETS - 100.0%			$ 730,687,054

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Reinhart Genesis PMV Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 700,111,045	$ –	$ –	$ 700,111,045
Money Market Funds	30,969,879	–	–	30,969,879
Total Investments	$ 731,080,924	$ –	$ –	$ 731,080,924

Refer to the Schedule of Investments for further disaggregation of investment categories.